Business Combinations (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2025	Dec. 29, 2024
Business Combinations [Abstract]
Schedule of Provisional Fair Value of Identifiable Assets Acquired and Liabilities Assumed

The following table summarizes the provisional and final fair values of identifiable assets acquired and liabilities assumed and measurement period adjustments (in thousands):

	Provisional fair values	Measurement period adjustment	Final fair values as of September 28, 2025
Net assets acquired:
Cash	$1,000	$—	$1,000
Accounts receivable	16,614	—	16,614
Inventories	27,706	20,682	48,388
Prepaid expenses and other current assets	2,219	—	2,219
Property and equipment	5,867	—	5,867
Operating lease right-of-use assets	2,506	—	2,506
Other noncurrent assets	541	—	541
Intangibles	18,100	(2,206)	15,894
Deferred revenue	(7,361)	—	(7,361)
Accounts payable	(5,270)	—	(5,270)
Accrued expenses and other current liabilities	(13,955)	—	(13,955)
Operating lease liabilities	(2,963)	—	(2,963)
Other long-term liabilities	(8,980)	—	(8,980)
Fair value of net tangible assets acquired	36,024	18,476	54,500
Goodwill recognized	18,476	(18,476)	—
Consideration transferred	$54,500	$—	$54,500

The following table summarizes the provisional fair value of identifiable assets acquired and liabilities assumed (in thousands):

Net assets acquired:
Accounts receivable	$257
Prepaid expenses and other current assets	387
Property and equipment	241
Operating lease right-of-use assets	313
Other noncurrent assets	552
Intangibles	25,922
Contract liabilities	(11,073)
Accounts payable	(184)
Accrued expenses and other current liabilities	(1,322)
Operating lease liabilities	(215)
Fair value of net tangible assets acquired	14,878
Goodwill recognized	42,911
Consideration transferred	$57,789
The following table summarizes the provisional fair value of identifiable assets acquired and liabilities assumed (in thousands):
Net assets acquired:
Cash	$1,000
Accounts receivable	11,999
Contract assets	4,615
Inventories	27,706
Prepaid expenses and other current assets	2,219
Property and equipment	5,867
Operating lease right-of-use assets	2,506
Other noncurrent assets	541
Intangibles	18,100
Deferred revenue	(7,361)
Accounts payable	(5,270)
Accrued expenses and other current liabilities	(13,955)
Operating lease liabilities	(2,963)
Other long-term liabilities	(8,980)
Fair value of net assets acquired	36,024
Consideration transferred	$54,500
Goodwill recognized	$18,476

Schedule of Total Consideration is Summarized

The total consideration is summarized as follows (in thousands):

Consideration
Cash	$20,689
Seller note	20,000
Equity 3.3 million shares of the Company’s common stock	5,700
Contingent consideration arrangement – up to 6.6 million shares of the Company’s common stock	11,400
Fair value of total consideration transferred	$57,789

Schedule of Intangible Assets Acquired and Estimated Useful Lives

As of the date of acquisition the intangible assets acquired and estimated useful lives were as follows:

	Estimated useful life	Amount
Customer related intangible	1 year	$9,279
Trademark - Sunder	5 years	2,427
Developed technology - Sunder	5 years	14,216
Balance at end of period		$25,922

Schedule of Pro Forma	The pro forma results do not necessarily reflect the actual results of operations of the combined business (in thousands).
	Thirty-Nine Weeks Ended
	September 28,	September 29,
	2025	2024
Pro forma revenue	$276,353	$319,639
Pro forma net loss from continuing operations	(45,402)	(364,510)
The pro forma results do not necessarily reflect the actual results of operations of the combined business (in thousands).
	Unaudited
	Fiscal Year Ended
	December 29,	December 31,
	2024	2023

Pro forma revenue	$381,860	$697,651
Pro forma net loss from continuing operations	(283,122)	(320,589)